DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Operations Information of Discontinued Operations

	Year ended December 31,
	2022	2021	2020

Revenue:
Services	$-	$440	$955

Cost of revenue:
Services	-	429	1,062

Gross profit (loss)	-	11	(107)

Operating expenses:
Research and development, net	-	16	42
Selling and marketing	-	29	90
General and administrative	-	68	191

	-	113	323

Operating income (loss)	-	(102)	(430)

Financial expenses (income)	-	-	-
Income (loss) on disposal of discontinued operation (1)	-	529	(1,415)

Net Income (loss)	$-	$427	$(1,845)